Restructuring Activities (Tables)	6 Months Ended
Sep. 30, 2019
Restructuring and Related Activities [Abstract]
Schedule of the Company's Restructuring Reserves and Related Activities
The Company’s consolidated restructuring reserves and related activity are summarized below.

	Employee Termination Benefits	Lease Abandonment Costs	Total
Balance, March 31, 2017	$592	$601	$1,193
Expense	3,840	750	4,590
Utilization	(3,714)	(116)	(3,830)
Balance, March 31, 2018	718	1,235	1,953
Expense	1,715	—	1,715
Utilization	(1,557)	(623)	(2,180)
Balance, March 31, 2019	$876	$612	$1,488